Loans Receivable - Summary of Loans Receivables Balance by Credit Quality Indicator (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Loan receivable	$ 6,017,932	$ 7,587,349	$ 8,110,077
Credit Score 550-575 [Member]
Loan receivable	15,142	16,264
Credit Score 576-600 [Member]
Loan receivable	128,985	183,701	149,056
Credit Score 601 - 650 [Member]
Loan receivable	2,641,735	3,332,371	3,397,512
Credit Score 651 - 700 [Member]
Loan receivable	2,284,804	2,946,944	3,230,308
Credit Score 701 - 750 [Member]
Loan receivable	738,730	874,408	1,097,225
Credit Score 751 - 800 [Member]
Loan receivable	151,864	166,811	185,840
Credit Score 801 - 850 [Member]
Loan receivable	42,081	46,368	50,136
Credit Score 851-900 [Member]
Loan receivable	$ 14,591	$ 20,482